Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between compensation of our CEO or Principal Executive Officer (PEO) and our other named executive officers (NEOs) and certain financial performance
measures of the Company for the fiscal years ended December 31, 2022, December 31, 2021 and December 31, 2020. For further information on the Company’s pay-for-performance
philosophy and how executive compensation aligns with our performance, refer to the
Compensation Discussion and Analysis
section of this proxy statement.

Pay Versus Performance Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (2)	Value of initial fixed $100 Investment based on:		Net Income ($ in millions)	Earnings Per Share (EPS) - Diluted, as adjusted
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)(4)
2022	$6,515,250	($4,240,418)	$2,835,458	$1,094,131	$168.45	$118.80	$117.5	$25.74
2021	$8,614,966	$17,309,308	$3,002,445	$4,163,311	$253.45	$167.07	$208.1	$35.85
2020	$8,005,917	$22,858,118	$2,600,151	$5,277,068	$182.45	$121.30	$ 80.0	$16.21

(1)	NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl
2021	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl
2020	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Francis. G. Waltman, Executive Vice President, Product Management (retired)

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables below. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. For PSUs with a non-TSR
metric, fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. For each fiscal year reflected, the “compensation actually paid” (“CAP”) to the PEO and the average CAP to the non-PEO
NEOs reflect the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for each applicable fiscal year, computed in accordance with Item 402(v) of Regulation
S-K.

	2022	2021	2020
Summary Compensation Table Total for PEO	$6,515,250	$8,614,966	$8,005,917
Less: Grant Date Fair Value of Equity Awards	($3,200,000)	($3,000,000)	($3,000,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$1,983,351	$3,821,698	$11,035,557
Add: Year - over - Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	($3,135,249)	$1,358,432	($168,110)
Add: Year - over - Year Change in Fair Value of Outstanding and Unvested Equity Awards	($6,778,793)	$6,280,037	$6,815,604
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$375,023	$234,175	$169,150
Compensation Actually Paid to PEO	($4,240,418)	$17,309,308	$22,858,118

	2022	2021	2020
Average Summary Compensation Table Total for NEOs (other than PEO)	$2,835,458	$3,002,445	$2,600,151
Less: Grant Date Fair Value of Equity Awards	($868,750)	($581,250)	($608,750)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Year that are Outstanding and Unvested	$595,545	$716,452	$2,239,381
Add: Year - over - Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($456,609)	$134,709	($25,602)
Add: Year - over - Year Change in Fair Value of Outstanding and Unvested Equity Awards	($1,063,071)	$868,534	$1,049,128
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$51,558	$22,421	$22,760
Average Compensation Actually Paid to NEOs	$1,094,131	$4,163,311	$5,277,068

(3)
Total shareholder return is calculated based on a fixed investment of $100 measured from the market close on December 31, 2019 (the last trading day of fiscal 2019) through and including the end of the year for each year reported in the table.

(4)
Peer companies utilized for comparative financial results, as referenced in our
Compensation Discussion and Analysis
and as shown in Appendix C, are: Affiliated Managers Group, Inc., AllianceBernstein Holding L.P., Artisan Partners Asset Management Inc., BrightSphere Investment Group Inc., Cohen & Steers, Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, T. Rowe Price Group, Inc., and Victory Capital Management Inc.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs
2022	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl
2021	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Mr. Smirl
2020	Mr. Aylward	Mr. Angerthal, Ms. Hills, Mr. Mandinach, and Francis. G. Waltman, Executive Vice President, Product Management (retired)

Peer Group Issuers, Footnote [Text Block]	Peer companies utilized for comparative financial results, as referenced in our
Compensation Discussion and Analysis
	and as shown in Appendix C, are: Affiliated Managers Group, Inc., AllianceBernstein Holding L.P., Artisan Partners Asset Management Inc., BrightSphere Investment Group Inc., Cohen & Steers, Inc., Federated Hermes, Inc., Franklin Resources, Inc., Invesco Ltd., Janus Henderson Group plc, T. Rowe Price Group, Inc., and Victory Capital Management Inc.
PEO Total Compensation Amount	$ 6,515,250	$ 8,614,966	$ 8,005,917
PEO Actually Paid Compensation Amount	$ (4,240,418)	17,309,308	22,858,118
Adjustment To PEO Compensation, Footnote [Text Block]

	2022	2021	2020
Summary Compensation Table Total for PEO	$6,515,250	$8,614,966	$8,005,917
Less: Grant Date Fair Value of Equity Awards	($3,200,000)	($3,000,000)	($3,000,000)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$1,983,351	$3,821,698	$11,035,557
Add: Year - over - Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	($3,135,249)	$1,358,432	($168,110)
Add: Year - over - Year Change in Fair Value of Outstanding and Unvested Equity Awards	($6,778,793)	$6,280,037	$6,815,604
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$375,023	$234,175	$169,150
Compensation Actually Paid to PEO	($4,240,418)	$17,309,308	$22,858,118

Non-PEO NEO Average Total Compensation Amount	$ 2,835,458	3,002,445	2,600,151
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,094,131	4,163,311	5,277,068
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
Average Summary Compensation Table Total for NEOs (other than PEO)	$2,835,458	$3,002,445	$2,600,151
Less: Grant Date Fair Value of Equity Awards	($868,750)	($581,250)	($608,750)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Year that are Outstanding and Unvested	$595,545	$716,452	$2,239,381
Add: Year - over - Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	($456,609)	$134,709	($25,602)
Add: Year - over - Year Change in Fair Value of Outstanding and Unvested Equity Awards	($1,063,071)	$868,534	$1,049,128
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$51,558	$22,421	$22,760
Average Compensation Actually Paid to NEOs	$1,094,131	$4,163,311	$5,277,068

Tabular List [Table Text Block]
Most Important Measures in Determining Pay of the Company’s NEOs
The following unranked measures are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our PEO and other NEOs to the Company’s performance.

Measures

Operating margin, as adjusted (1)

Growth in operating income, as adjusted, versus Financial Peers (2)

Diluted EPS, as adjusted (1)

Gross mutual fund sales versus industry peers (3)

Relative investment performance (4)

Total net flow rate, versus Financial Peers (5)

Shareholder return, versus Financial Peers (6)

(1)	The referenced non-GAAP measures are described and reconciled to GAAP reported amounts in Appendix A to this Proxy Statement

(2)	Annual growth in operating income, as adjusted

(3)	Shown as a percentile ranking

(4)	As measured by percent of long-term AUM outperforming industry peers on a three-year basis

(5)	Annualized net flows divided by beginning-of-period long-term AUM. One- and three-year periods relative to Financial Peers

(6)	Three-year total shareholder returns relative to Financial Peers

Total Shareholder Return Amount	$ 168.45	253.45	182.45
Peer Group Total Shareholder Return Amount	118.8	167.07	121.3
Net Income (Loss)	$ 117,500,000	$ 208,100,000	$ 80,000,000
Company Selected Measure Amount	25.74	35.85	16.21
PEO Name	Mr. Aylward
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating margin, as adjusted
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Growth in operating income, as adjusted, versus Financial Peers
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted EPS, as adjusted
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Gross mutual fund sales versus industry peers
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative investment performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total net flow rate, versus Financial Peers
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Shareholder return, versus Financial Peers
PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,200,000)	$ (3,000,000)	$ (3,000,000)
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,983,351	3,821,698	11,035,557
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,135,249)	1,358,432	(168,110)
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,778,793)	6,280,037	6,815,604
PEO [Member] | Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	375,023	234,175	169,150
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(868,750)	(581,250)	(608,750)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	595,545	716,452	2,239,381
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(456,609)	134,709	(25,602)
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,063,071)	868,534	1,049,128
Non-PEO NEO [Member] | Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 51,558	$ 22,421	$ 22,760